Pioneer Variable Contracts Trust
Pioneer Strategic Income

VCT Portfolio
Class I and II Shares
Schedule of Investments  |  September 30, 2022

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.1%
	Senior Secured Floating Rate Loan Interests — 1.4% of Net Assets*(a)
	Airlines — 0.1%
40,833	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 10/14/22	$ 41,173
	Total Airlines	$41,173
	Chemicals-Diversified — 0.1%
19,900	LSF11 A5 HoldCo LLC, Term Loan, 6.649% (SOFR + 350 bps), 10/15/28	$ 18,669
	Total Chemicals-Diversified	$18,669
	Electronic Composition — 0.0%†
12,197	Energy Acquisition LP, First Lien Initial Term Loan, 7.365% (LIBOR + 425 bps), 6/26/25	$ 11,373
	Total Electronic Composition	$11,373
	Finance-Special Purpose Banks — 0.2%
61,116	Bank of Industry, Ltd., Facility, 9.27% (LIBOR + 600 bps), 12/11/23	$ 60,963
	Total Finance-Special Purpose Banks	$60,963
	Medical-Wholesale Drug Distribution — 0.1%
34,825	Owens & Minor, Inc., Term B-1 Loan, 6.884% (Term SOFR + 375 bps), 3/29/29	$ 34,172
	Total Medical-Wholesale Drug Distribution	$34,172
	Metal Processors & Fabrication — 0.1%
39,600	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 7.702% (LIBOR + 400 bps), 10/12/28	$ 35,442
	Total Metal Processors & Fabrication	$35,442
	Oil-Field Services — 0.4%
115,254	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 725 bps), 3/4/25	$ 119,288
	Total Oil-Field Services	$119,288
	Recreational Centers — 0.1%
15,560	Fitness International LLC, Term B Loan, 6.365% (LIBOR + 325 bps), 4/18/25	$ 14,580
	Total Recreational Centers	$14,580
	Rental Auto & Equipment — 0.0%†
14,887	PECF USS Intermediate Holding III Corp., Initial Term Loan, 7.365% (LIBOR + 425 bps), 12/15/28	$ 12,775
	Total Rental Auto & Equipment	$12,775
	Retail — 0.0%†
9,723	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.282% (LIBOR + 450 bps), 9/12/24	$ 9,145
	Total Retail	$9,145
	Retail-Restaurants — 0.2%
69,248	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 4.871% (LIBOR + 175 bps), 11/19/26	$ 66,424
	Total Retail-Restaurants	$66,424
	Schools — 0.1%
35,101	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.865% (LIBOR + 375 bps), 2/21/25	$ 33,269
	Total Schools	$33,269
	Total Senior Secured Floating Rate Loan Interests (Cost $462,623)	$457,273

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Common Stocks — 0.0%† of Net Assets
	Airlines — 0.0%†
1,529(b)	Grupo Aeromexico SAB de CV	$ 13,210
	Total Airlines	$13,210
	Household Durables — 0.0%†
15,463(b)	Desarrolladora Homex SAB de CV	$ 22
	Total Household Durables	$22
	Paper & Forest Products — 0.0%†
1,032(b)	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Total Common Stocks (Cost $30,517)	$13,232

Principal Amount USD ($)
	Asset Backed Securities — 3.7% of Net Assets
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 5.018% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	$ 93,288
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 5.718% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	92,774
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 6.218% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	91,265
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 7.195% (1 Month Term SOFR + 435 bps), 5/15/37 (144A)	98,154
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	66,954
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	98,034
18,269(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	16,493
37,030	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	11,106
100,000(a)	KREF Ltd., Series 2021-FL2, Class C, 4.939% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	93,655
100,000(a)	KREF Ltd., Series 2021-FL2, Class E, 5.789% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	94,613
100,000(d)	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	68,520
150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	145,057
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	93,751
204,096	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	189,489
	Total Asset Backed Securities (Cost $1,366,182)	$1,253,153

	Collateralized Mortgage Obligations—15.4% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 67,258
150,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 5.431% (SOFR30A + 315 bps), 9/25/31 (144A)	128,436
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	82,475
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	77,536
96,399(e)	CIM Trust, Series 2021-J2, Class B3, 2.674%, 4/25/51 (144A)	72,950
97,433(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.988%, 5/25/51 (144A)	73,992
30,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 6.734% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	29,373
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 6.734% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	49,447
220,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 6.781% (SOFR30A + 450 bps), 1/25/42 (144A)	196,625

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
150,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 7.584% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	$ 143,152
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 6.531% (SOFR30A + 425 bps), 4/25/34 (144A)	139,807
30,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 6.834% (1 Month USD LIBOR + 375 bps), 10/25/30	29,645
56,845(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 5.084% (1 Month USD LIBOR + 200 bps), 3/25/31	56,217
92,173(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 3.212% (1 Month USD LIBOR + 603 bps), 7/15/42	9,282
49,356(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 3.732% (1 Month USD LIBOR + 655 bps), 8/15/42	5,779
46,780(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	9,159
49,857(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5018, Class EI, 4.00%, 10/25/50	10,315
62,194(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	12,125
1,342	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	1,331
28,238(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 3.466% (1 Month USD LIBOR + 655 bps), 8/25/41	2,273
18,782(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 3.116% (1 Month USD LIBOR + 620 bps), 6/25/48	1,768
22,925(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 2.966% (1 Month USD LIBOR + 605 bps), 7/25/49	1,414
20,675(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 2.966% (1 Month USD LIBOR + 605 bps), 8/25/49	2,246
20,493(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 2.966% (1 Month USD LIBOR + 605 bps), 8/25/49	2,149
97,456(e)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.935%, 8/25/51 (144A)	65,449
66,648(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 8.184% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	67,314
70,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 9.084% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	72,318
40,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B2, 13.084% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	42,546
40,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B2, 13.781% (SOFR30A + 1,150 bps), 10/25/50 (144A)	45,073
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 5.281% (SOFR30A + 300 bps), 12/25/50 (144A)	46,227
50,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 7.931% (SOFR30A + 565 bps), 12/25/50 (144A)	41,114
22,026(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 6.184% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	22,014
30,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 13.084% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	33,750
100,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B1, 4.931% (SOFR30A + 265 bps), 1/25/51 (144A)	90,366
70,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2, 7.031% (SOFR30A + 475 bps), 1/25/51 (144A)	52,521
80,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B1, 5.331% (SOFR30A + 305 bps), 1/25/34 (144A)	70,976
70,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA1, Class B2, 7.281% (SOFR30A + 500 bps), 8/25/33 (144A)	54,198
180,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 6.031% (SOFR30A + 375 bps), 12/25/41 (144A)	157,632

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
220,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 7.031% (SOFR30A + 475 bps), 2/25/42 (144A)	$ 197,395
100,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M2, 6.631% (SOFR30A + 435 bps), 4/25/42 (144A)	91,750
25,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA1, Class M2, 7.531% (SOFR30A + 525 bps), 3/25/42 (144A)	23,001
150,000(a)	Freddie Mac STACR Trust, Series 2018-HQA2, Class B1, 7.334% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	150,906
60,000(a)	Freddie Mac STACR Trust, Series 2019-HRP1, Class B1, 7.134% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	57,328
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 6.281% (SOFR30A + 400 bps), 11/25/50 (144A)	63,768
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 9.681% (SOFR30A + 740 bps), 11/25/50 (144A)	72,128
45,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 5.681% (SOFR30A + 340 bps), 8/25/33 (144A)	40,502
12,685	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	12,676
1,234	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	1,224
102,525(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	13,085
166,950(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 0.406% (1 Month USD LIBOR + 342 bps), 9/20/49	3,839
165,460(a)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 0.336% (1 Month USD LIBOR + 335 bps), 10/20/49	4,611
245,834(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	41,605
245,326(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	31,823
119,570(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	21,079
72,806(a)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 0.286% (1 Month USD LIBOR + 330 bps), 7/20/49	1,004
139,858(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 0.336% (1 Month USD LIBOR + 335 bps), 1/20/50	3,078
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	68,895
98,354(e)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.39%, 4/25/52 (144A)	71,036
98,076(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.834%, 5/28/52 (144A)	65,113
96,460(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.224%, 7/25/51 (144A)	72,921
96,927(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	62,735
145,673(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.851%, 12/25/51 (144A)	94,493
96,845(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.987%, 10/25/51 (144A)	67,293
87,325(e)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	68,472
98,917(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.117%, 8/25/52 (144A)	70,071
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	70,103
99,159(e)	JP Morgan Mortgage Trust, Series 2022-6, Class B3, 3.309%, 11/25/52 (144A)	69,011
98,612(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.30%, 3/25/52 (144A)	68,352
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	67,697
67,676(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 4.081% (SOFR30A + 180 bps), 3/25/51 (144A)	63,601
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	66,600
99,050(e)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.531%, 4/25/52 (144A)	65,774
100,000(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	76,617
96,151(e)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.723%, 5/25/51 (144A)	67,526
97,091(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.638%, 10/25/51 (144A)	65,580
98,036(e)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.704%, 12/25/51 (144A)	69,239
96,680(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.703%, 7/25/51 (144A)	69,068

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
99,072(e)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.193%, 5/25/52 (144A)	$ 69,358
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	65,821
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.779%, 10/25/56 (144A)	79,670
100,000(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.828%, 7/25/57 (144A)	84,952
150,000(e)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	116,265
94,574(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	83,247
110,000(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 6.984% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	109,513
95,132(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50 (144A)	71,533
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	65,626
99,318(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.444%, 3/25/52 (144A)	69,595
	Total Collateralized Mortgage Obligations (Cost $6,429,440)	$5,172,831

	Commercial Mortgage-Backed Securities—9.4% of Net Assets
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 5.134% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 94,551
40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	37,051
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.39%, 9/15/48 (144A)	79,900
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.218% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	91,938
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 5.668% (1 Month USD LIBOR + 285 bps), 9/15/36 (144A)	91,532
100,000(a)	BX Trust, Series 2021-ARIA, Class E, 5.063% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	91,972
99,251(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 5.168% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	93,353
150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	138,311
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 5.539% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	60,440
100,000(e)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	83,751
75,000(e)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	70,363
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.401%, 4/15/50	86,048
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.711%, 11/15/48	21,414
100,000(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	92,584
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 6.281% (SOFR30A + 400 bps), 11/25/51 (144A)	66,526
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.922%, 12/25/26 (144A)	44,190
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.213%, 7/25/27 (144A)	45,760
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.939%, 12/25/27 (144A)	66,627
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.223%, 10/25/31 (144A)	22,501
75,000(e)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.529%, 2/25/52 (144A)	68,471
60,874(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	55,051
50,000(e)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.708%, 3/25/53 (144A)	43,503
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.059%, 9/25/28 (144A)	43,985
75,000(a)	Great Wolf Trust, Series 2019-WOLF, Class E, 5.55% (1 Month USD LIBOR + 273 bps), 12/15/36 (144A)	71,230
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 5.318% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	94,207
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 6.818% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	92,785

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
100,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 5.668% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	$ 94,538
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.99%, 12/5/38 (144A)	57,054
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	44,331
100,000(a)	Med Trust, Series 2021-MDLN, Class F, 6.818% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	92,009
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	92,630
25,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	20,039
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	88,512
97,555(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 6.334% (1 Month USD LIBOR + 325 bps), 10/25/49 (144A)	92,502
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	35,600
100,000(e)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	91,960
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 6.034% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	46,708
55,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 6.005% (SOFR30A + 370 bps), 1/25/37 (144A)	52,364
25,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 6.555% (SOFR30A + 425 bps), 1/25/37 (144A)	23,858
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.464%, 2/25/52 (144A)	81,263
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	70,585
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	66,136
100,000(e)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	80,168
145,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 5.777% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	139,283
1,000,000(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.495%, 3/15/51	17,999
	Total Commercial Mortgage-Backed Securities (Cost $3,528,823)	$3,135,583

	Convertible Corporate Bonds — 0.8% of Net Assets
	Airlines — 0.1%
51,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 43,427
	Total Airlines	$43,427
	Biotechnology — 0.1%
35,000	Insmed, Inc., 1.75%, 1/15/25	$ 33,884
	Total Biotechnology	$33,884
	Entertainment — 0.3%
122,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 78,743
15,000	IMAX Corp., 0.50%, 4/1/26	12,357
	Total Entertainment	$91,100
	Pharmaceuticals — 0.1%
75,000	Tricida, Inc., 3.50%, 5/15/27	$ 40,163
	Total Pharmaceuticals	$40,163
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 16,577
47,000	Verint Systems, Inc., 0.25%, 4/15/26	38,986
	Total Software	$55,563

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Software — (continued)
	Total Convertible Corporate Bonds (Cost $348,088)	$264,137

	Corporate Bonds — 26.0% of Net Assets
	Advertising — 0.3%
106,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 87,192
	Total Advertising	$87,192
	Aerospace & Defense — 0.9%
237,000	Boeing Co., 3.75%, 2/1/50	$ 154,341
165,000	Boeing Co., 5.805%, 5/1/50	143,384
	Total Aerospace & Defense	$297,725
	Airlines — 0.9%
15,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 12,168
110,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	67,141
200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	174,990
18,939	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	16,835
10,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	8,925
10,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	8,274
	Total Airlines	$288,333
	Auto Manufacturers — 1.1%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 123,888
42,000	Ford Motor Co., 5.291%, 12/8/46	29,610
40,000	Ford Motor Co., 6.10%, 8/19/32	35,264
200,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	168,000
	Total Auto Manufacturers	$356,762
	Banks — 7.6%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 142,573
ARS500,000(a)	Banco de la Ciudad de Buenos Aires, 71.33% (BADLARPP + 399 bps), 12/5/22	912
200,000(e)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	140,185
250,000(e)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	178,853
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	17,816
25,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	20,656
200,000(e)	HSBC Holdings Plc, 5.402% (SOFR + 287 bps), 8/11/33	177,839
220,000(e)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	133,430
200,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	134,840
200,000(e)	Lloyds Banking Group Plc, 4.976% (5 Year CMT Index + 230 bps), 8/11/33	174,759
100,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	75,144
100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	89,856
235,000(e)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	155,137
200,000(e)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	123,894
205,000(e)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	151,055
EUR283,675(c)(g)	Stichting AK Rabobank Certificaten, 6.50%	255,079
90,000	Toronto-Dominion Bank, 4.456%, 6/8/32	82,179
200,000(e)	UBS Group AG, 4.988% (5 Year CMT Index + 240 bps), 8/5/33 (144A)	179,701
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	148,708
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	169,737
	Total Banks	$2,552,353

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Biotechnology — 0.1%
30,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 25,286
	Total Biotechnology	$25,286
	Building Materials — 0.5%
70,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 62,177
50,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	34,370
15,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	12,563
93,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	71,145
	Total Building Materials	$180,255
	Chemicals — 0.4%
35,000	Celanese US Holdings LLC, 6.379%, 7/15/32	$ 32,524
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	29,500
105,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	77,700
	Total Chemicals	$139,724
	Commercial Services — 0.8%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 40,106
55,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	37,400
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	30,012
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	28,594
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	21,056
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	32,933
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	88,751
	Total Commercial Services	$278,852
	Computers — 0.4%
116,000	HP, Inc., 4.75%, 3/1/29 (144A)	$ 116,618
25,000	NCR Corp., 5.00%, 10/1/28 (144A)	19,669
10,000	NCR Corp., 5.25%, 10/1/30 (144A)	7,547
	Total Computers	$143,834
	Diversified Financial Services — 2.5%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 112,810
150,000	Air Lease Corp., 2.875%, 1/15/32	113,056
70,000	Air Lease Corp., 3.125%, 12/1/30	55,116
87,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	76,343
161,346(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	121,413
55,000	OneMain Finance Corp., 3.50%, 1/15/27	42,843
130,000	OneMain Finance Corp., 4.00%, 9/15/30	91,222
100,000(a)	OWS Cre Funding I LLC, 8.028% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	99,727
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	63,840
75,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	61,313
15,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	13,485
	Total Diversified Financial Services	$851,168
	Electric — 1.0%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 61,258
20,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	15,600
90,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	70,204
200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	173,480
	Total Electric	$320,542

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Electrical Components & Equipments — 0.2%
EUR100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 69,526
	Total Electrical Components & Equipments	$69,526
	Electronics — 0.1%
25,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 19,993
	Total Electronics	$19,993
	Energy-Alternate Sources — 0.1%
37,337	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 37,279
	Total Energy-Alternate Sources	$37,279
	Engineering & Construction — 0.2%
75,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 60,375
	Total Engineering & Construction	$60,375
	Entertainment — 0.5%
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 152,170
25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	20,040
	Total Entertainment	$172,210
	Food — 0.4%
13,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	$ 9,600
105,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	94,830
45,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52 (144A)	39,980
	Total Food	$144,410
	Healthcare-Services — 0.1%
31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	$ 14,215
	Total Healthcare-Services	$14,215
	Insurance — 0.6%
19,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 14,856
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	98,746
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	73,268
	Total Insurance	$186,870
	Iron & Steel — 0.2%
30,000	Commercial Metals Co., 4.375%, 3/15/32	$ 23,700
15,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	14,430
15,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	14,496
40,000	TMS International Corp., 6.25%, 4/15/29 (144A)	28,394
	Total Iron & Steel	$81,020
	Leisure Time — 0.0%†
10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	$ 7,375
5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	3,887
	Total Leisure Time	$11,262
	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 24,213
	Total Lodging	$24,213
	Media — 0.3%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 7,388

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Media — (continued)
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 101,406
19,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	1,330
	Total Media	$110,124
	Metal Fabricate/Hardware — 0.1%
57,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 42,750
	Total Metal Fabricate/Hardware	$42,750
	Mining — 0.7%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 86,893
85,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	65,251
20,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	17,185
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	50,458
	Total Mining	$219,787
	Miscellaneous Manufacturing — 0.0%†
14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$ 12,880
	Total Miscellaneous Manufacturing	$12,880
	Multi-National — 1.0%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 167,200
IDR980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	64,679
KZT49,000,000	International Finance Corp., 7.50%, 2/3/23	101,093
	Total Multi-National	$332,972
	Oil & Gas — 0.5%
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	$ 28,065
22,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	21,340
45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	41,400
130,000	YPF SA, 6.95%, 7/21/27 (144A)	75,985
	Total Oil & Gas	$166,790
	Pharmaceuticals — 0.3%
31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 24,491
EUR100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	76,959
	Total Pharmaceuticals	$101,450
	Pipelines — 1.6%
13,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 11,703
35,000	Energy Transfer LP, 6.00%, 6/15/48	30,240
19,000	Energy Transfer LP, 6.10%, 2/15/42	16,602
15,000(e)(g)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	10,950
353,000(e)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	290,005
4,000	EnLink Midstream LLC, 5.375%, 6/1/29	3,660
35,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	34,177
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	6,308
135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	98,613
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	25,864
	Total Pipelines	$528,122
	Real Estate — 0.2%
EUR100,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 67,564
	Total Real Estate	$67,564

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — 0.3%
21,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 15,786
65,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	52,163
30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	20,106
	Total REITs	$88,055
	Retail — 0.1%
15,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	$ 11,715
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	27,103
	Total Retail	$38,818
	Semiconductors — 0.2%
65,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 54,363
	Total Semiconductors	$54,363
	Software — 0.1%
60,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 47,434
	Total Software	$47,434
	Telecommunications — 1.4%
50,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	$ 37,750
45,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	27,599
165,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	120,862
41,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	33,931
EUR100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	85,121
45,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	31,613
11,700	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	9,925
65,000	T-Mobile USA, Inc., 5.20%, 1/15/33	62,166
40,000	T-Mobile USA, Inc., 5.65%, 1/15/53	37,785
35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	29,002
	Total Telecommunications	$475,754
	Transportation — 0.2%
32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 24,642
60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	53,553
	Total Transportation	$78,195
	Total Corporate Bonds (Cost $11,265,291)	$8,708,457

Shares
	Convertible Preferred Stocks — 2.3% of Net Assets
	Banks — 2.3%
69(g)	Bank of America Corp., 7.25%	$ 80,937
571(g)	Wells Fargo & Co., 7.50%	687,484
	Total Banks	$768,421
	Total Convertible Preferred Stocks (Cost $862,511)	$768,421

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Municipal Bonds — 0.7% of Net Assets(i)
	Arizona — 0.0%†
20,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 13,871
	Total Arizona	$13,871
	California — 0.1%
20,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 14,008
10,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	8,645
	Total California	$22,653
	Florida — 0.0%†
15,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 9,326
	Total Florida	$9,326
	Georgia — 0.0%†
10,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 6,738
	Total Georgia	$6,738
	Massachusetts — 0.0%†
15,000(j)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 10,689
	Total Massachusetts	$10,689
	Missouri — 0.0%†
5,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 4,011
	Total Missouri	$4,011
	Nebraska — 0.1%
10,000(j)	Lancaster County School District 001, 2.00%, 1/15/43	$ 5,964
30,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	19,466
	Total Nebraska	$25,430
	New Jersey — 0.1%
10,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 7,021
25,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	17,087
	Total New Jersey	$24,108
	New York — 0.1%
20,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 13,877
	Total New York	$13,877
	North Carolina — 0.0%†
15,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 13,160
	Total North Carolina	$13,160
	Oregon — 0.0%†
15,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 10,485
	Total Oregon	$10,485

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — 0.1%
35,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 28,123
5,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	3,430
	Total Pennsylvania	$31,553
	Texas — 0.1%
30,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 20,445
10,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	8,217
	Total Texas	$28,662
	Virginia — 0.1%
5,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 4,414
15,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	10,816
5,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	3,553
25,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51	17,653
	Total Virginia	$36,436
	Total Municipal Bonds (Cost $278,133)	$250,999

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(b)(k)+	Lorenz Re 2019, 6/30/23	$ 39
	Total Reinsurance Sidecars	$39
	Total Insurance-Linked Securities (Cost $4,756)	$39

Principal Amount USD ($)
	Foreign Government Bonds — 3.1% of Net Assets
	Argentina — 0.7%
6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 1,242
145,500(c)	Argentine Republic Government International Bond, 1.500%, 7/9/35	26,320
250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	216,537
	Total Argentina	$244,099
	Guatemala — 0.2%
70,000	Republic of Guatemala, 3.700%, 10/7/33 (144A)	$ 50,751
	Total Guatemala	$50,751
	Indonesia — 0.3%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 111,628
	Total Indonesia	$111,628

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	Ivory Coast — 0.4%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 65,444
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	70,655
	Total Ivory Coast	$136,099
	Mexico — 0.8%
MXN5,490,000	Mexican Bonos, 8.500%, 5/31/29	$ 256,763
	Total Mexico	$256,763
	Serbia — 0.2%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 51,208
	Total Serbia	$51,208
	South Africa — 0.5%
ZAR3,800,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 172,701
	Total South Africa	$172,701
	Total Foreign Government Bonds (Cost $1,400,919)	$1,023,249

	U.S. Government and Agency Obligations — 42.9% of Net Assets
95,165	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 76,070
95,544	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	76,372
96,279	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	76,962
291,264	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	246,468
89,474	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	75,379
10,544	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	10,022
26,868	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	24,057
1,362	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,213
22,480	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	20,671
27,441	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	25,334
97,431	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	88,140
19,208	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	18,224
8,657	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	8,208
5,896	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	5,567
8,801	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	8,290
19,583	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	18,200
294,898	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	273,930
23,387	Federal Home Loan Mortgage Corp., 4.500%, 1/1/50	22,511
597,569	Federal Home Loan Mortgage Corp., 4.500%, 9/1/52	570,882
113	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	113
551	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	538
2,359	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,380
9,376	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	9,430
4,915	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	5,083
328,759	Federal National Mortgage Association, 1.500%, 11/1/41	262,981
95,594	Federal National Mortgage Association, 1.500%, 1/1/42	76,458
95,589	Federal National Mortgage Association, 1.500%, 1/1/42	76,474
96,760	Federal National Mortgage Association, 1.500%, 2/1/42	77,064
127,476	Federal National Mortgage Association, 2.000%, 12/1/41	106,701
192,201	Federal National Mortgage Association, 2.000%, 4/1/42	160,659
65,638	Federal National Mortgage Association, 2.000%, 11/1/51	53,522
1,500,000	Federal National Mortgage Association, 2.000%, 10/1/52 (TBA)	1,214,180

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
73,515	Federal National Mortgage Association, 2.500%, 9/1/50	$ 62,617
80,241	Federal National Mortgage Association, 2.500%, 9/1/50	68,063
268,302	Federal National Mortgage Association, 2.500%, 5/1/51	228,494
91,016	Federal National Mortgage Association, 2.500%, 10/1/51	76,731
95,782	Federal National Mortgage Association, 2.500%, 11/1/51	81,056
94,404	Federal National Mortgage Association, 2.500%, 12/1/51	79,786
95,293	Federal National Mortgage Association, 2.500%, 1/1/52	80,523
95,512	Federal National Mortgage Association, 2.500%, 2/1/52	80,870
1,100,000	Federal National Mortgage Association, 2.500%, 10/1/52 (TBA)	922,689
14,207	Federal National Mortgage Association, 3.000%, 10/1/30	13,417
818	Federal National Mortgage Association, 3.000%, 5/1/46	727
950	Federal National Mortgage Association, 3.000%, 10/1/46	845
465	Federal National Mortgage Association, 3.000%, 1/1/47	413
139,551	Federal National Mortgage Association, 3.000%, 1/1/52	122,781
187,247	Federal National Mortgage Association, 3.000%, 3/1/52	165,789
20,040	Federal National Mortgage Association, 3.500%, 6/1/45	18,370
37,631	Federal National Mortgage Association, 3.500%, 9/1/45	34,562
6,717	Federal National Mortgage Association, 3.500%, 10/1/46	6,149
39,798	Federal National Mortgage Association, 3.500%, 1/1/47	36,383
20,253	Federal National Mortgage Association, 3.500%, 1/1/47	18,511
95,596	Federal National Mortgage Association, 3.500%, 3/1/52	86,252
95,802	Federal National Mortgage Association, 3.500%, 4/1/52	86,349
195,828	Federal National Mortgage Association, 3.500%, 4/1/52	176,627
97,810	Federal National Mortgage Association, 3.500%, 5/1/52	88,130
30,416	Federal National Mortgage Association, 4.000%, 10/1/40	28,991
4,189	Federal National Mortgage Association, 4.000%, 12/1/40	3,993
13,288	Federal National Mortgage Association, 4.000%, 11/1/43	12,624
18,305	Federal National Mortgage Association, 4.000%, 11/1/43	17,393
11,194	Federal National Mortgage Association, 4.000%, 4/1/47	10,571
11,371	Federal National Mortgage Association, 4.000%, 4/1/47	10,780
6,263	Federal National Mortgage Association, 4.000%, 6/1/47	5,935
8,386	Federal National Mortgage Association, 4.000%, 7/1/47	7,911
16,088	Federal National Mortgage Association, 4.000%, 11/1/50	15,030
12,641	Federal National Mortgage Association, 4.000%, 6/1/51	11,766
13,748	Federal National Mortgage Association, 4.000%, 7/1/51	12,801
31,829	Federal National Mortgage Association, 4.000%, 7/1/51	29,616
43,949	Federal National Mortgage Association, 4.000%, 8/1/51	40,874
22,102	Federal National Mortgage Association, 4.500%, 11/1/40	21,597
13,319	Federal National Mortgage Association, 4.500%, 5/1/41	13,048
39,003	Federal National Mortgage Association, 4.500%, 9/1/43	38,226
37,269	Federal National Mortgage Association, 4.500%, 1/1/44	36,514
29,151	Federal National Mortgage Association, 4.500%, 6/1/44	28,561
93,893	Federal National Mortgage Association, 4.500%, 7/1/44	91,986
51,083	Federal National Mortgage Association, 4.500%, 5/1/49	49,595
71,841	Federal National Mortgage Association, 4.500%, 4/1/50	69,859
11,820	Federal National Mortgage Association, 5.000%, 4/1/30	11,644
10,928	Federal National Mortgage Association, 5.000%, 1/1/39	10,853
2,596	Federal National Mortgage Association, 5.000%, 6/1/40	2,617
2,200,000	Federal National Mortgage Association, 5.000%, 10/1/52	2,145,400

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
72	Federal National Mortgage Association, 6.000%, 3/1/32	$ 76
200,000	Government National Mortgage Association, 3.000%, 10/20/52 (TBA)	176,727
200,000	Government National Mortgage Association, 5.000%, 10/20/52 (TBA)	195,735
3,563	Government National Mortgage Association I, 3.500%, 10/15/42	3,321
464	Government National Mortgage Association I, 4.000%, 12/15/41	441
62,979	Government National Mortgage Association I, 4.000%, 4/15/42	59,660
53,562	Government National Mortgage Association I, 4.000%, 8/15/43	51,523
4,062	Government National Mortgage Association I, 4.000%, 3/15/44	3,887
8,304	Government National Mortgage Association I, 4.000%, 9/15/44	7,951
7,621	Government National Mortgage Association I, 4.000%, 4/15/45	7,293
14,080	Government National Mortgage Association I, 4.000%, 6/15/45	13,553
2,338	Government National Mortgage Association I, 4.500%, 9/15/33	2,293
4,509	Government National Mortgage Association I, 4.500%, 4/15/35	4,379
10,247	Government National Mortgage Association I, 4.500%, 1/15/40	10,096
33,630	Government National Mortgage Association I, 4.500%, 3/15/40	32,909
6,784	Government National Mortgage Association I, 4.500%, 9/15/40	6,690
7,988	Government National Mortgage Association I, 4.500%, 7/15/41	7,855
2,307	Government National Mortgage Association I, 5.000%, 4/15/35	2,327
1,958	Government National Mortgage Association I, 5.500%, 1/15/34	2,051
2,523	Government National Mortgage Association I, 5.500%, 4/15/34	2,645
779	Government National Mortgage Association I, 5.500%, 7/15/34	816
3,683	Government National Mortgage Association I, 5.500%, 6/15/35	3,718
321	Government National Mortgage Association I, 6.000%, 2/15/33	343
527	Government National Mortgage Association I, 6.000%, 3/15/33	568
492	Government National Mortgage Association I, 6.000%, 3/15/33	504
655	Government National Mortgage Association I, 6.000%, 6/15/33	686
763	Government National Mortgage Association I, 6.000%, 7/15/33	801
658	Government National Mortgage Association I, 6.000%, 7/15/33	677
538	Government National Mortgage Association I, 6.000%, 9/15/33	551
89	Government National Mortgage Association I, 6.000%, 9/15/33	91
732	Government National Mortgage Association I, 6.000%, 10/15/33	759
220	Government National Mortgage Association I, 6.500%, 3/15/29	227
818	Government National Mortgage Association I, 6.500%, 1/15/30	845
164	Government National Mortgage Association I, 6.500%, 2/15/32	170
135	Government National Mortgage Association I, 6.500%, 3/15/32	139
278	Government National Mortgage Association I, 6.500%, 11/15/32	291
30	Government National Mortgage Association I, 7.000%, 3/15/31	30
4,418	Government National Mortgage Association II, 3.500%, 4/20/45	4,047
7,447	Government National Mortgage Association II, 3.500%, 4/20/45	6,820
9,001	Government National Mortgage Association II, 3.500%, 3/20/46	8,243
200,000	Government National Mortgage Association II, 3.500%, 9/1/52	182,117
13,464	Government National Mortgage Association II, 4.000%, 9/20/44	12,784
17,319	Government National Mortgage Association II, 4.000%, 10/20/46	16,438
15,673	Government National Mortgage Association II, 4.000%, 1/20/47	14,876
10,677	Government National Mortgage Association II, 4.000%, 2/20/48	10,056
14,712	Government National Mortgage Association II, 4.000%, 4/20/48	13,849
4,725	Government National Mortgage Association II, 4.500%, 9/20/41	4,669
12,563	Government National Mortgage Association II, 4.500%, 9/20/44	12,476
5,422	Government National Mortgage Association II, 4.500%, 10/20/44	5,372

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,173	Government National Mortgage Association II, 4.500%, 11/20/44	$ 11,076
100,000	Government National Mortgage Association II, 4.500%, 9/20/52	95,838
1,475	Government National Mortgage Association II, 5.500%, 3/20/34	1,541
2,377	Government National Mortgage Association II, 6.000%, 11/20/33	2,497
645,000(d)	U.S. Treasury Bills, 10/4/22	644,957
1,050,000(d)	U.S. Treasury Bills, 10/11/22	1,049,428
1,750,000(d)	U.S. Treasury Bills, 10/18/22	1,748,154
110,000(d)	U.S. Treasury Bills, 11/3/22	109,748
900,000	U.S. Treasury Notes, 3.250%, 6/30/27	867,375
	Total U.S. Government and Agency Obligations (Cost $14,986,729)	$14,381,391

Shares
	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
61,497(l)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 61,497
		$61,497
	TOTAL SHORT TERM INVESTMENTS (Cost $61,497)	$61,497
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Call Options Purchased — 0.0%†
3,182(m)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	$ —
3,182(o)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	—
	Total Over The Counter (OTC) Call Options Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Options Purchased — 0.2%
375,000	Put EUR Call USD	Bank of America NA	EUR 5,763	EUR 1.15	10/21/22	$ 61,333
350,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 5,861	EUR 0.99	1/23/23	10,343
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 11,624)					$71,676

	TOTAL OPTIONS PURCHASED (Premiums paid $ 11,624)					$71,676

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.1% (Cost $41,037,133)					$35,561,938

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	Affiliated Issuer — 2.4%
	Closed-End Fund — 2.4% of Net Assets
99,051(p)	Pioneer ILS Interval Fund	$—	$—	$(991)	$ 814,199
	Total Closed-End Fund (Cost $1,014,650)				$814,199

	Total Investments in Affiliated Issuer — 2.4% (Cost $1,014,650)				$814,199
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
375,000	Call EUR Put USD	Bank of America NA	EUR 5,763	EUR 1.20	10/19/22	$ —
350,000	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 5,861	EUR 1.06	1/23/23	(1,616)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(11,624))					$(1,616)

	OTHER ASSETS AND LIABILITIES — (8.5)%					$(2,863,521)
	net assets — 100.0%					$33,511,000

(TBA)	“To Be Announced” Securities.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2022, the value of these securities amounted to $14,628,185, or 43.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2022.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2022.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2022.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Represents a General Obligation Bond.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Strike price is 1 Mexican Peso (MXN).

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(p)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 4,756	$ 39
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	900,000	USD	185,900	Bank of America NA	11/18/22	$(5,747)
SGD	280,000	USD	200,785	Bank of America NA	12/2/22	(5,688)
PLN	1,240,000	EUR	254,646	Bank of New York Mellon Corp.	11/17/22	(2,155)
AUD	305,000	NZD	347,553	Citibank NA	12/16/22	762
NOK	160,000	USD	16,470	Citibank NA	11/2/22	(1,772)
PEN	740,000	USD	189,661	Citibank NA	11/17/22	(5,050)
USD	285,880	MXN	5,805,000	Citibank NA	12/15/22	1,594
INR	16,400,000	USD	203,504	Goldman Sachs & Co.	10/27/22	(2,938)
USD	196,404	ZAR	3,495,000	Goldman Sachs & Co.	12/15/22	4,603
KRW	258,250,000	USD	193,775	HSBC Bank USA NA	12/7/22	(14,316)
NOK	2,245,000	EUR	217,841	HSBC Bank USA NA	10/7/22	(7,423)
USD	186,636	IDR	2,794,500,000	HSBC Bank USA NA	12/15/22	4,751
ZAR	123,000	USD	6,890	HSBC Bank USA NA	12/15/22	(140)
AUD	597,000	USD	414,428	JPMorgan Chase Bank NA	11/18/22	(32,298)
EUR	20,000	USD	20,430	JPMorgan Chase Bank NA	10/27/22	(792)
NOK	1,145,000	USD	119,087	JPMorgan Chase Bank NA	11/2/22	(13,901)
USD	8,346	KZT	4,200,000	JPMorgan Chase Bank NA	10/27/22	(366)
USD	587,147	EUR	588,000	JPMorgan Chase Bank NA	11/18/22	8,899
EUR	1,315,000	USD	1,356,929	State Street Bank & Trust Co.	10/27/22	(65,770)
USD	77,949	CAD	100,000	State Street Bank & Trust Co.	11/10/22	5,560
USD	742,674	EUR	745,000	State Street Bank & Trust Co.	12/15/22	8,199
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(123,988)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
3	U.S. 2 Year Note (CBT)	12/30/22	$626,138	$616,172	$(9,966)
8	U.S. 5 Year Note (CBT)	12/30/22	869,769	860,062	(9,707)
3	U.S. Long Bond (CBT)	12/20/22	394,789	379,219	(15,570)
19	U.S. Ultra Bond (CBT)	12/20/22	2,815,094	2,603,000	(212,094)
			$4,705,790	$4,458,453	$(247,337)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	Euro-Bund	12/8/22	$(851,493)	$(814,363)	$37,130

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
4	U.S. 10 Year Note (CBT)	12/20/22	$(469,440)	$(448,250)	$21,190
16	U.S. 10 Year Ultra Bond (CBT)	12/20/22	(1,973,364)	(1,895,750)	77,614
			$(3,294,297)	$(3,158,363)	$135,934
TOTAL FUTURES CONTRACTS			$1,411,493	$1,300,090	$(111,403)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid/(Received)	Unrealized Appreciation	Market Value
792,000	Markit CDX North America High Yield Series 37	Pay	5.00%	12/21/26	$(4,089)	$10,089	$6,000
4,217,400	Markit CDX North America High Yield Series 38	Pay	5.00%	6/22/27	10,703	81,160	91,863
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$6,614	$91,249	$97,863
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation/Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
70,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$(2,055)	$(3,972)	$(6,027)
15,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(468)	(824)	(1,292)
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(756)	(1,397)	(2,153)
45,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,535)	(2,340)	(3,875)
25,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(1,024)	(1,129)	(2,153)
25,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	2,243	(2,189)	54
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(3,595)	$(11,851)	$(15,446)
TOTAL SWAP CONTRACTS						$3,019	$79,398	$82,417

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
ARS	— Argentine Peso
AUD	— Australia Dollar
CAD	— Canada Dollar
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South Africa Rand

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$457,273	$—	$457,273
Common Stocks	13,232	—	—	13,232
Asset Backed Securities	—	1,253,153	—	1,253,153
Collateralized Mortgage Obligations	—	5,172,831	—	5,172,831
Commercial Mortgage-Backed Securities	—	3,135,583	—	3,135,583
Convertible Corporate Bonds	—	264,137	—	264,137
Corporate Bonds	—	8,708,457	—	8,708,457
Convertible Preferred Stocks	768,421	—	—	768,421
Municipal Bonds	—	250,999	—	250,999
Insurance-Linked Securities
Reinsurance Sidecars	—	—	39	39
Foreign Government Bonds	—	1,023,249	—	1,023,249
U.S. Government and Agency Obligations	—	14,381,391	—	14,381,391
Open-End Fund	61,497	—	—	61,497
Over The Counter (OTC) Call Options Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Options Purchased	—	71,676	—	71,676
Affiliated Closed-End Fund	814,199	—	—	814,199
Total Investments in Securities	$1,657,349	$34,718,749	$39	$36,376,137
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(1,616)	$—	$(1,616)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(123,988)	—	(123,988)
Net unrealized depreciation on futures contracts	(111,403)	—	—	(111,403)
Swap contracts, at value	—	82,417	—	82,417
Total Other Financial Instruments	$(111,403)	$(43,187)	$—	$(154,590)
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Insurance- Linked Securities	Warrants	Total
Balance as of 12/31/21	$ 675	$ 1,120	$ 1,795
Realized gain (loss)	—	1,120	1,120
Changed in unrealized appreciation (depreciation)	1,080	(1,120)	(40)
Accrued discounts/premiums	(1,716)	—	(1,716)
Purchases	—	—	—
Sales	—	(1,120)	(1,120)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 9/30/22	$39	$—	$39
*	Transfers are calculated on the beginning of period values. During the nine months ended September 30, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2022:	$1,080